Issued Capital (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [line items]
Summary of Movements in Ordinary Shares

Movements in Ordinary Shares of the Company during the current period were as follows:

Date	Details	Number of shares	A$
Ordinary Shares
July 1, 2020	Opening balance	626,185,872	148,156,005
	Share issue - share placements (i)	185,757,511	21,229,874
	Share issue – rights (ii)	195,229,129	22,606,257
	Shares issued to employees	424,232	60,750
	Share issue costs	-	(423,492)
	Warrants issued -underwriting fee (iii)	-	(1,439,247)
June 30, 2021	Closing balance	1,007,596,744	190,190,147
	Shares issued on exercise of options (iv)	2,000,000	27,200
	Shares issued on exercise of warrants (iv)	8,000,000	480,000
	Transfer from share-based payments reserve as result of options and warrants being exercised	-	327,760
	Share issue in a US IPO and NASDAQ listing (v)	335,754,000	32,383,263
	Share issue costs	-	(5,712,611)
June 30, 2022	Closing balance	1,353,350,744	217,695,759
	Share issue in a US F-1 (vi)	115,384,680	7,419,235
	Share issue costs	-	(1,702,332)
June 30, 2023	Closing balance	1,468,735,424	223,412,662

(i)
During the year ended June 30, 2021, the following share placements occurred:
•
Issue of 54,333,000 shares at A$0.04 per share raising A$2,173,320. The share issue was approved by shareholders at a General Meeting held on August 26, 2020; and
•
Issue of 131,424,511 shares at A$0.145 per share raising A$19,056,554

(ii)
During the year ended June 30. 2021, the following rights issues occurred:
•
Issue of 54,304,446 at A$0.04 per share raising A$2,172,178; and
•
Issue of 140,924,683 shares at A$0.145 raising A$20,434,079

(iii)
Shareholders at the General Meeting held on August 26, 2020 approved the issue of 150,000,000 warrants to Apeiron Investment Group Ltd (“Apeiron”) to subscribe for shares at A$0.06 per share as consideration of underwriting a share issue that would raise at least A$15,000,000. The warrants vested on 3 March 2021 when with the assistance of Apeiron a share placement was made that raised A$15,991,634.

(iv)
During the year ended June 30, 2022, the following shares were issued:
•
Issue of2,000,000 as a result of share options being exercised that had an exercise price of A$0.0136 per option; and
•
Issue of 8,000,000 shares as a result of warrants being exercised that had an exercise price of A$0.06 per warrant.
(v)
During the year ended June 30, 2022, 335,754,000 shares were issued in a US IPO and Nasdaq listing. The IPO and Nasdaq listing were approved by shareholders at the Annual General Meeting held on December 2, 2021.
(vi)
During the year ended 30 June 2023, 115,384,680 shares were issued in a US IPO a F-1 share placement.

Summary of Movement in Unlisted Share Options

Movement in unlisted share options:

	2023		2022		2021
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise	of options	exercise	of options	exercise
		price		price		price
Opening balance at beginning of financial year	79,056,617	A$0.16	20,985,450	A$0.12	6,364,550	A$0.40
Granted during the financial year	43,100,348	A$0.04	61,216,767	A$0.18	15,500,000	A$0.04
Forfeited during the financial year	(3,500,000)	A$0.05	-	-	(5,000)	A$0.41
Exercised during the financial year	-		(2,000,000)	A$0.01	-	-
Expired during the financial year	(1,445,650)	A$0.39	(1,145,600)	A$0.42	(874,100)	A$0.45
Closing balance at June 30	117,211,315	A$0.12	79,056,617	A$0.16	20,985,450	A$0.12

Summary of Share Options Issued to KMPs

	Dr Errol De Souza share options	Mr Jack Moschakis and Ms Liz Doolin share options
Share price at date of issue	A$0.11	A$0.15
Exercise price	A$0.04	A$0.04
Bionomics share volatility	105%	105%
Risk free interest rate	0.42%	0.43%

Share price at date of issue	A$0.13
Exercise price	A$0.1687
Bionomics share volatility	89%
Risk free interest rate	0.30%

Summary of Options Issued

Details of the issue are set out below:

			Exercise		Fair value at
Grant date	Vesting date	Expiry date	price	Number	date of issue
8-Jul-22	8-Jul-23	8-Jul-28	A$0.0543	1,925,000	A$0.041
8-Jul-22	31-Oct-23	31-Oct-28	A$0.0543	481,251	A$0.042
8-Jul-22	31-Jan-24	31-Jan-29	A$0.0543	481,251	A$0.043
8-Jul-22	30-Apr-24	30-Apr-29	A$0.0543	481,251	A$0.043
8-Jul-22	31-Jul-24	31-Jul-29	A$0.0543	481,251	A$0.044
8-Jul-22	31-Oct-24	31-Oct-29	A$0.0543	481,251	A$0.044
8-Jul-22	31-Jan-25	31-Jan-30	A$0.0543	481,251	A$0.045
8-Jul-22	30-Apr-25	30-Apr-30	A$0.0543	481,251	A$0.045
8-Jul-22	31-Jul-25	31-Jul-30	A$0.0543	481,251	A$0.046
8-Jul-22	31-Oct-25	31-Oct-30	A$0.0543	481,251	A$0.046
8-Jul-22	31-Jan-26	31-Jan-31	A$0.0543	481,251	A$0.046
8-Jul-22	30-Apr-26	30-Apr-31	A$0.0543	481,251	A$0.047
8-Jul-22	31-Jul-26	31-Jul-31	A$0.0543	481,239	A$0.047
				7,700,000

Details of the issue are set out below:

			Exercise		Fair value at
Grant date	Vesting date	Expiry date	price	Number	date of issue
21-Feb-23	30-Jun-24	30-Jun-29	A$0.052	5,000,000	A$0.0053
21-Feb-23	23-Feb-23	23-Feb-28	A$0.052	1,666,666	A$0.014
21-Feb-23	30-Sep-23	30-Sep-28	A$0.052	1,666,667	A$0.015
				8,333,333

Details of the issue are set out below:

			Exercise		Fair value at
Grant date	Vesting date	Expiry date	price	Number	date of issue
21-Feb-23	16-Dec-23	16-Dec-28	A$0.0321	6,766,754	A$0.017
21-Feb-23	16-Mar-24	16-Mar-29	A$0.0321	1,691,688	A$0.017
21-Feb-23	16-Jun-24	16-Jun-29	A$0.0321	1,691,689	A$0.018
21-Feb-23	16-Sep-24	16-Sep-29	A$0.0321	1,691,688	A$0.018
21-Feb-23	16-Dec-24	16-Dec-29	A$0.0321	1,691,689	A$0.018
21-Feb-23	16-Mar-25	16-Mar-30	A$0.0321	1,691,688	A$0.019
21-Feb-23	16-Jun-25	16-Jun-30	A$0.0321	1,691,689	A$0.019
21-Feb-23	16-Sep-25	16-Sep-30	A$0.0321	1,691,688	A$0.019
21-Feb-23	16-Dec-25	16-Dec-30	A$0.0321	1,691,689	A$0.019
21-Feb-23	16-Mar-26	16-Mar-31	A$0.0321	1,691,688	A$0.02
21-Feb-23	16-Jun-26	16-Jun-31	A$0.0321	1,691,689	A$0.02
21-Feb-23	16-Sep-26	16-Sep-31	A$0.0321	1,691,688	A$0.02
21-Feb-23	16-Dec-26	16-Dec-31	A$0.0321	1,691,688	A$0.02
				27,067,015
The options were issued on December 22, 2021, details of the issue are set out below:

			Exercise		Fair value at
Grant date	Vesting date	Expiry date	price	Number	date of issue
2-Dec-21	30-Sep-21	30-Sep-26	A$0.2014	2,986,663	A$0.0740
2-Dec-21	31-Dec-21	31-Dec-26	A$0.2014	2,986,663	A$0.0760
2-Dec-21	31-Mar-22	31-Mar-27	A$0.2014	2,986,663	A$0.0780
2-Dec-21	30-Jun-22	30-Jun-27	A$0.2014	2,986,663	A$0.0790
2-Dec-21	30-Sep-22	30-Sep-27	A$0.2014	2,986,663	A$0.0810
2-Dec-21	31-Dec-22	31-Dec-27	A$0.2014	2,986,663	A$0.0820
2-Dec-21	31-Mar-23	31-Mar-28	A$0.2014	2,986,663	A$0.0840
2-Dec-21	30-Jun-23	30-Jun-28	A$0.2014	2,986,663	A$0.0850
2-Dec-21	30-Sep-23	30-Sep-28	A$0.2014	2,986,663	A$0.0860
2-Dec-21	31-Dec-23	31-Dec-28	A$0.2014	2,986,663	A$0.0880
2-Dec-21	31-Mar-24	31-Mar-24	A$0.2014	2,986,663	A$0.0890
2-Dec-21	30-Jun-24	30-Jun-24	A$0.2014	2,986,663	A$0.0900
2-Dec-21	30-Sep-24	30-Jun-24	A$0.2014	2,986,663	A$0.0910
2-Dec-21	31-Dec-24	31-Dec-29	A$0.2014	2,986,663	A$0.0920
2-Dec-21	31-Mar-25	31-Mar-30	A$0.2014	2,986,663	A$0.0930
2-Dec-21	30-Jun-25	30-Jun-30	A$0.2014	2,986,662	A$0.0940
				47,786,607
The options were issued on 22 December 2021, details of the issue are set out below:

			Exercise		Fair value at
Grant date	Vesting date	Expiry date	price	Number	date of issue
2-Dec-21	31-Mar-22	31-Mar-27	A$0.09645	839,385	A$0.0900
2-Dec-21	30-Jun-22	30-Jun-27	A$0.09645	839,385	A$0.0910
2-Dec-21	30-Sep-22	30-Sep-27	A$0.09645	839,385	A$0.0920
2-Dec-21	31-Dec-22	31-Dec-27	A$0.09645	839,385	A$0.0940
2-Dec-21	31-Mar-23	31-Mar-28	A$0.09645	839,385	A$0.0950
2-Dec-21	30-Jun-23	30-Jun-28	A$0.09645	839,385	A$0.0960
2-Dec-21	30-Sep-23	30-Sep-28	A$0.09645	839,385	A$0.0970
2-Dec-21	31-Dec-23	31-Dec-28	A$0.09645	839,385	A$0.0980
2-Dec-21	31-Mar-24	31-Mar-29	A$0.09645	839,385	A$0.0980
2-Dec-21	30-Jun-24	30-Jun-29	A$0.09645	839,385	A$0.0990
2-Dec-21	30-Sep-24	30-Sep-29	A$0.09645	839,385	A$0.1000
2-Dec-21	31-Dec-24	31-Dec-29	A$0.09645	839,385	A$0.1010
2-Dec-21	31-Mar-25	31-Mar-30	A$0.09645	839,385	A$0.1020
2-Dec-21	30-Jun-25	30-Jun-30	A$0.09645	839,385	A$0.1020
2-Dec-21	30-Sep-25	30-Sep-30	A$0.09645	839,385	A$0.1030
2-Dec-21	31-Dec-25	31-Dec-30	A$0.09645	839,385	A$0.1040
				13,430,160

Grant date	Vesting date	Expiry date	Exercise price	Number	Fair value at date of issue
20-Nov-20	20-Oct-21	20-Oct-26	A$0.1687	100,000	A$0.089
20-Nov-20	20-Oct-22	20-Oct-27	A$0.1687	100,000	A$0.095
20-Nov-20	20-Oct-23	20-Oct-28	A$0.1687	100,000	A$0.099
20-Nov-20	20-Oct-24	20-Oct-29	A$0.1687	100,000	A$0.103
20-Nov-20	20-Oct-25	20 Oct-30	A$0.1687	100,000	A$0.107

Summary of Inputs Used

A Black-Scholes model was used to obtain the fair value of the above share options. Inputs used are summarised below:

Share price at date of issue	A$0.058
Exercise price	A$0.0543
Bionomics share volatility	80.13%
Risk free interest rate	3.196%

A Monte Carlo model was used to obtain the fair value of the share options that have a vesting condition relating to Bionomics' share price and a Black-Scholes model was used to obtain the fair value of the other share options. Inputs used are summarised below:

Share price at date of issue	A$0.028
Exercise price	A$0.0520
Bionomics share volatility	74,18%
Risk free interest rate	3.627%

A Black-Scholes model was used to obtain the fair value of the above share options. Inputs used are summarised below:

Share price at date of issue	A$0.028
Exercise price	A$0.0321
Bionomics share volatility	74.18%
Risk free interest rate	3.627%

A Black-Scholes model was used to obtain the fair value of the above share options. Inputs used are summarised below:

Share price at date of issue	A$0.125
Exercise price	A$0.2014
Bionomics share volatility	85.53%
Risk free interest rate	0.413%

A Black-Scholes model was used to obtain the fair value of the above share options. Inputs used are summarised below

Share price at date of issue	A$0.125
Exercise price	A$0.0965
Bionomics share volatility	85.53%
Risk free interest rate	0.413%

Unlisted Share Options Issued

On August 28, 2020, the Company issued 15 million share options to subscribe for 15 million shares at A$0.04 per share expiring on August 28, 2025 to key management personnel, details of the issue are set out below:

KMP	Number	Vesting conditions	Fair value at date of issue
Dr Errol De Souza	6,000,000	Company’s share price reaching $0.14 per share	A$0.075
Dr Errol De Souza	6,000,000	Company’s share price reaching $0.24 per share	A$0.071
Mr Jack Moschakis	1,000,000	Company’s share price reaching $0.14 per share	A$0.133
Mr Jack Moschakis	1,000,000	Company’s share price reaching $0.24 per share	A$0.118
Ms Liz Doolin	500,000	Company’s share price reaching $0.14 per share	A$0.133
Ms Liz Doolin	500,000	Company’s share price reaching $0.24 per share	A$0.118

Summery of Inputs Used to a Black-Scholes Model Used to Obtain Fair Value of Above Share Options

	Dr Errol De Souza share options	Mr Jack Moschakis and Ms Liz Doolin share options
Share price at date of issue	A$0.11	A$0.15
Exercise price	A$0.04	A$0.04
Bionomics share volatility	105%	105%
Risk free interest rate	0.42%	0.43%

Share price at date of issue	A$0.13
Exercise price	A$0.1687
Bionomics share volatility	89%
Risk free interest rate	0.30%

Summery of Share Options Outstanding

The table below lists share options outstanding at June 30, 2023:

Grant date	Expiry date	Exercise price	Number of options	Fair value
20-Jul-15	20-Jul-23	A$0.3481	10,000	A$0.2513
20-Jul-15	20-Jul-23	A$0.3481	5,000	A$0.2513
5-Sep-17	5-Sep-23	A$0.4136	10,000	A$0.3062
9-Oct-15	9-Oct-23	A$0.4311	5,000	A$0.3376
10-Oct-13	10-Oct-23	A$0.5750	15,000	A$0.5415
4-Nov-16	4-Nov-23	A$0.2327	4,000	A$0.2448
28-Nov-16	28-Nov-23	A$0.2349	200,000	A$0.2621
28-Nov-16	28-Nov-23	A$0.2866	200,000	A$0.2504
28-Nov-16	28-Nov-23	A$0.3556	5,000	A$0.2370
17-Dec-13	17-Dec-23	A$0.6611	4,000	A$0.4573
24-Dec-15	24-Dec-23	A$0.5125	100,000	A$0.1798
30-Dec-15	30-Dec-23	A$0.4838	50,000	A$0.1912
2-Dec-21	31-Mar-24	A$0.2014	2,986,663	A$0.0890
27-Apr-15	27-Apr-24	A$0.4765	4,000	A$0.2601
6-May-16	6-May-24	A$0.2936	50,000	A$0.2068
25-May-15	25-May-24	A$0.3982	260,600	A$0.2780
2-Dec-21	30-Jun-24	A$0.2014	2,986,663	A$0.0900
2-Dec-21	30-Jun-24	A$0.2014	2,986,663	A$0.0910
20-Jul-15	20-Jul-24	A$0.4077	15,000	A$0.2640
5-Sep-17	5-Sep-24	A$0.4136	10,000	A$0.3236
9-Oct-15	9-Oct-24	A$0.4311	5,000	A$0.3521
4-Nov-16	4-Nov-24	A$0.2327	4,000	A$0.2546
28-Nov-16	28-Nov-24	A$0.2349	200,000	A$0.2721
28-Nov-16	28-Nov-24	A$0.2866	200,000	A$0.2616
28-Nov-16	28-Nov-24	A$0.3556	5,000	A$0.2495
24-Dec-15	24-Dec-24	A$0.5125	100,000	A$0.1925
30-Dec-15	30-Dec-24	A$0.4838	50,000	A$0.2038
27-Apr-15	27-Apr-25	A$0.4765	4,000	A$0.2722
6-May-16	6-May-25	A$0.2936	50,000	A$0.2164
25-May-15	25-May-25	A$0.3982	255,600	A$0.2893
25-May-15	25-May-25	A$0.3982	5,000	A$0.2893
20-Jul-15	20-Jul-25	A$0.4077	15,000	A$0.2756
28-Aug-20	28-Aug-25	A$0.0136	6,000,000	A$0.0750
28-Aug-20	28-Aug-25	A$0.0136	6,000,000	A$0.0710
28-Aug-20	28-Aug-25	A$0.0136	500,000	A$0.1330
28-Aug-20	28-Aug-25	A$0.0136	500,000	A$0.1180
5-Sep-17	5-Sep-25	A$0.0136	10,000	A$0.3388
9-Oct-15	9-Oct-25	A$0.4311	5,000	A$0.3653
4-Nov-16	4-Nov-25	A$0.2327	4,000	A$0.2633
28-Nov-16	28-Nov-25	A$0.2349	200,000	A$0.2810

Grant date	Expiry date	Exercise price	Number of options	Fair value
28-Nov-16	28-Nov-25	A$0.2866	200,000	A$0.2716
28-Nov-16	28-Nov-25	A$0.3556	5,000	A$0.2605
24-Dec-15	24-Dec-25	A$0.5125	100,000	A$0.2039
30-Dec-15	30-Dec-25	A$0.4838	50,000	A$0.2152
6-May-16	6-May-26	A$0.2936	50,000	A$0.2251
5-Sep-17	5-Sep-26	A$0.4136	10,000	A$0.3520
2-Dec-21	30-Sep-26	A$0.2014	2,986,663	A$0.0740
20-Nov-20	20-Oct-26	A$0.1519	100,000	A$0.0890
4-Nov-16	4-Nov-26	A$0.2327	4,000	A$0.2710
28-Nov-16	28-Nov-26	A$0.2349	200,000	A$0.2890
28-Nov-16	28-Nov-26	A$0.2866	200,000	A$0.2804
28-Nov-16	28-Nov-26	A$0.3556	5,000	A$0.2703
2-Dec-21	31-Dec-26	A$0.2014	2,986,663	A$0.0760
2-Dec-21	31-Mar-27	A$0.2014	2,986,663	A$0.0780
2-Dec-21	31-Mar-27	A$0.0965	839,385	A$0.0900
2-Dec-21	30-Jun-27	A$0.2014	2,986,663	A$0.0790
2-Dec-21	30-Jun-27	A$0.0965	839,385	A$0.0910
5-Sep-17	5-Sep-27	A$0.4136	10,000	A$0.3636
2-Dec-21	30-Sep-27	A$0.2014	2,986,663	A$0.0810
2-Dec-21	30-Sep-27	A$0.0965	839,385	A$0.0920
20-Nov-20	20-Oct-27	A$0.15191	100,000	A$0.0950
2-Dec-21	31-Dec-27	A$0.2014	2,986,663	A$0.0820
2-Dec-21	31-Dec-27	A$0.0965	839,385	A$0.0940
21-Feb-23	23-Feb-28	A$0.0520	1,666,666	A$0.0140
2-Dec-21	31-Mar-28	A$0.2014	2,986,663	A$0.0840
2-Dec-21	31-Mar-28	A$0.0965	839,385	A$0.0950
2-Dec-21	30-Jun-28	A$0.2014	2,986,663	A$0.0850
2-Dec-21	30-Jun-28	A$0.0965	839,385	A$0.0960
8-Jul-22	8-Jul-28	A$0.0543	1,925,000	A$0.0410
2-Dec-21	30-Sep-28	A$0.2014	2,986,663	A$0.0860
2-Dec-21	30-Sep-28	A$0.0965	839,385	A$0.0970
21-Feb-23	30-Sep-28	A$0.0520	1,666,667	A$0.0150
20-Nov-20	20-Oct-28	A$0.1519	100,000	A$0.0990
8-Jul-22	31-Oct-28	A$0.0543	481,251	A$0.0420
21-Feb-23	16-Dec-28	A$0.0321	6,766,754	A$0.0170
2-Dec-21	31-Dec-28	A$0.2014	2,986,663	A$0.0880
2-Dec-21	31-Dec-28	A$0.0965	839,385	A$0.0980
8-Jul-22	31-Jan-29	A$0.0543	481,251	A$0.0430
21-Feb-23	16-Mar-29	A$0.0321	1,691,688	A$0.0170
2-Dec-21	31-Mar-29	A$0.0965	839,385	A$0.0980
8-Jul-22	30-Apr-29	A$0.0543	481,251	A$0.0430
21-Feb-23	16-Jun-29	A$0.0321	1,691,689	A$0.0180
2-Dec-21	30-Jun-29	A$0.0965	839,385	A$0.0990
21-Feb-23	30-Jun-29	A$0.0520	5,000,000	A$0.0144
8-Jul-22	31-Jul-29	A$0.0543	481,251	A$0.0440
21-Feb-23	16-Sep-29	A$0.0321	1,691,688	A$0.0180
2-Dec-21	30-Sep-29	A$0.0965	839,385	A$0.1000
20-Nov-20	20-Oct-29	A$0.1519	100,000	A$0.1030
8-Jul-22	31-Oct-29	A$0.0543	481,251	A$0.0440
21-Feb-23	16-Dec-29	A$0.0321	1,691,689	A$0.0180
2-Dec-21	31-Dec-29	A$0.2014	2,986,663	A$0.0920
2-Dec-21	31-Dec-29	A$0.0965	839,385	A$0.1010
8-Jul-22	31-Jan-30	A$0.0543	481,251	A$0.0450

Grant date	Expiry date	Exercise price	Number of options	Fair value
21-Feb-23	16-Mar-30	A$0.0321	1,691,688	A$0.0190
2-Dec-21	31-Mar-30	A$0.2014	2,986,663	A$0.0930
2-Dec-21	31-Mar-30	A$0.0965	839,385	A$0.1020
8-Jul-22	30-Apr-30	A$0.0543	481,251	A$0.0450
21-Feb-23	16-Jun-30	A$0.0321	1,691,689	A$0.0190
2-Dec-21	30-Jun-30	A$0.2014	2,986,662	A$0.0940
2-Dec-21	30-Jun-30	A$0.0965	839,385	A$0.1020
8-Jul-22	31-Jul-30	A$0.0543	481,251	A$0.0460
21-Feb-23	16-Sep-30	A$0.0321	1,691,688	A$0.0190
2-Dec-21	30-Sep-30	A$0.0965	839,385	A$0.1030
20-Nov-20	20-Oct-30	A$0.1519	100,000	A$0.1070
8-Jul-22	31-Oct-30	A$0.0543	481,251	A$0.0460
21-Feb-23	16-Dec-30	A$0.0321	1,691,689	A$0.0190
2-Dec-21	31-Dec-30	A$0.0965	839,385	A$0.1040
8-Jul-22	31-Jan-31	A$0.054	481,251	A$0.0460
21-Feb-23	16-Mar-31	A$0.0321	1,691,688	A$0.0200
8-Jul-22	30-Apr-31	A$0.0543	481,251	A$0.0470
21-Feb-23	16-Jun-31	A$0.0321	1,691,689	A$0.0200
8-Jul-22	31-Jul-31	A$0.0543	481,239	A$0.0470
21-Feb-23	16-Sep-31	A$0.0321	1,691,688	A$0.0200
21-Feb-23	16-Dec-31	A$0.0321	1,691,688	A$0.0200
			117,211,315

Summery of Movement in Unlisted Share Warrants

Movement in unlisted share warrants:

	2023		2022		2021
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of warrants	exercise	of warrants	exercise	of warrants	exercise
		price		price		price
Opening balance at beginning of financial year	142,000,000	A$0.06	166,082,988	A$0.11	40,207,472	A$0.59
Granted during the financial year	-	-	-	-	150,000,000	A$0.06
Exercised during the financial year	-	-	(8,000,000)	A$0.06	-	-
Expired during the financial year	-	-	(16,082,988)	A$0.57	(24,124,484)	A$0.59
Closing balance at June 30	142,000,000	A$0.06	142,000,000	A$0.06	166,082,988	A$0.11

Summery of Lists of Warrants Outstanding	The table below lists warrants outstanding at June 30, 2023.

Grant Date	Expiry date	Exercise Price	No of options	Fair Value
26-Aug-20	26-Aug-23	A$0.06	142,000,000	A$0.01

Key Management Personnel
Disclosure of classes of share capital [line items]
Summary of Share Options Issued to KMPs	Details of share options that were issued to the KMPs are set out below:

KMP	Number
Mr Adrian Hinton	2,000,000
Mr Connor Bernstein	3,500,000
Ms Liz Doolin	2,000,000

Summery of Inputs Used to a Black-Scholes Model Used to Obtain Fair Value of Above Share Options	Details of share options that were issued to the KMPs are set out below:

KMP	Number
Mr Adrian Hinton	2,000,000
Mr Connor Bernstein	3,500,000
Ms Liz Doolin	2,000,000